Income Taxes	6 Months Ended	12 Months Ended
	Mar. 31, 2022	Sep. 30, 2021
Income Tax Disclosure [Abstract]
INCOME TAXES

NOTE 10 — INCOME TAXES

The Company recorded no income tax expense for the three and six months ended March 31, 2022 and 2021 because the estimated annual effective tax rate was zero. As of March 31, 2022, the Company continues to provide a valuation allowance against its net deferred tax assets since the Company believes it is more likely than not that its deferred tax assets will not be realized.

NOTE 8 — INCOME TAXES

The components for net income (loss) for the years ended September 30, 2021 and 2020 was as follows:

	Year Ended September 30, 2021	Year Ended September 30, 2020
United States	$(620,481)	$31,292
Bermuda	—	—
Malta	(26,102)	(131,854)
United Kingdom	(290,263)	—
Total	$(936,846)	$(100,562)

The components of income taxes expense (benefit) for the years ended September 30, 2021 and 2020 consisted of the following:

	Year Ended September 30, 2021	Year Ended September 30, 2020
Current:
Federal	$—	$—
State	—	—
Malta	—	—
United Kingdom	—	—
Total current income taxes expense	$—	$—
Deferred:
Federal	$(201,703)	$7,643
State	(38,419)	1,456
Malta	(9,136)	(46,149)
United Kingdom	(55,150)	—
Total deferred income taxes (benefit)	$(304,408)	$(37,050)
Change in valuation allowance	304,408	37,050
Total income taxes expense	$—	$—

The reconciliations of the statutory income tax rate and the Company’s effective income tax rate were as follows:

	Year Ended September 30, 2021	Year Ended September 30, 2020
Statutory federal income tax rate	21.0%	21.0%
State tax	2.6%	(1.5)%
Non-U.S. income taxed at different rates	(0.2)%	18.4%
Permanent differences	(0.1)%	(1.3)%
Valuation allowance	(23.3)%	(36.6)%
Effective tax rate	0.0%	0.0%

The components of the Company’s net deferred tax assets as of September 30, 2021 and 2020 were as follows:

	September 30, 2021	September 30, 2020
Deferred tax assets (liabilities):
Loss carry-forwards	$577,215	$293,328
Accrued directors’ compensation	42,635	32,635
Stock-based compensation	10,521	—
Valuation allowance	(630,371)	(325,963)
Total net deferred tax assets	$—	$—

The Company provided a valuation allowance equal to the deferred income tax assets for years ended September 30, 2021 and 2020 because it is not presently known whether future taxable income will be sufficient to utilize the loss carry-forwards. The valuation allowance could be reduced or eliminated based on future earnings and future estimates of taxable income.

As of September 30, 2021, the Company had $1,373,304 in U.S. federal net operating loss carry-forwards that can be utilized in future periods to reduce taxable income. However, due to changes in stock ownership, the use of the U.S. federal net operating loss carry-forwards is limited under Section 382 of the Internal Revenue Code. The Company has not performed a study to determine if the loss carryforwards are subject to these Section 382 limitations. $337,605 of the net operating loss carry-forwards will expire in fiscal years 2035 through 2038. The remaining net operating loss carry-forwards do not expire. In addition, the Company has net operating losses in Malta totaling $503,647 with no expiration date.

As of September 30, 2021 and 2020, the Company did not identify any uncertain tax positions that would require either recognition or disclosure in the accompanying consolidated financial statements. The Company recognizes interest and penalties related to uncertain income tax positions in other expense. However, no such interest and penalties were recorded as of September 30, 2021 and 2020.

The Company has a December 31 tax year-end. The federal, state and foreign income tax returns of the Company are subject to examination by various tax authorities, generally for three years after they are filed. The Company is not subject to income taxes in Bermuda. The Company’s 2018 through 2021 tax years are subject to examination.